Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statements of income and comprehensive income (loss) (Parentheticals) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net income (loss) per common share - basic and diluted	$ (0.05)	$ (0.05)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net income (loss) per common share - basic and diluted	0.11	0.11
Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net income (loss) per common share - basic and diluted	$ 0.06	$ 0.06